Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment	$ 139,599	$ 142,443
Less: Accumulated Depreciation	(139,599)	(117,044)
Property and Equipment, Net		25,399
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Property and equipment	$ 85,583	77,602
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Property and equipment	$ 54,016	$ 64,841